Inventories	12 Months Ended
Dec. 31, 2025
Inventories.
Inventories

10.   Inventories

Inventories comprise the following at December 31:

	2025	2024
	US$'000	US$'000
Finished goods	141,842	167,225
Raw materials in progress and industrial supplies	126,587	141,998
Other inventories	37,731	37,916
Total	306,160	347,139

For the year ended December 31, 2025, the Company recognized an expense for the write-down of inventory to net realizable value of $22,937 thousand ($16,963 thousand in 2024), of which $21,356 thousand related to finished goods ($13,586 thousand in 2024) and $1,581 thousand to raw materials ($3,377 thousand in 2024). The Company records expense for the write-down of inventories to “Raw Materials and energy consumption for production” in the consolidated income statements. See Note 4.8.

As of December 31, 2024, inventories in the Company’s subsidiaries in Spain ($77,987 thousand) were pledged as collateral for other financial liabilities. As of December 31, 2025, inventories are no longer pledged as collateral, as the underlying financial liability was fully repaid during the year (see Note 20).